Capitalized Software, Net (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Summary of Capitalized Software, Net
Capitalized software, net consists of the following:

	December 31,
(in thousands)	2023	2022
Website costs	$6,653	$4,142
Development in process	2,856	3,277
Less: Accumulated amortization	(4,536)	(2,346)

Capitalized software, net	$4,973	$5,073